Goldman Sachs Access Investment Grade Corporate Bond ETF Investment Objectives and Goals - Goldman Sachs Access Investment Grade Corporate Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Access Investment Grade Corporate Bond ETF—SummaryTicker: GIGB Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Access Investment Grade Corporate Bond ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Goldman Sachs Investment Grade Corporate Bond Index (the “Index”).